Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of breakdown of revenue by service offering	The following table presents the breakdown of the Company’s revenues by service offering:

	Six months ended June 30,
(in thousands)	2021	2020
Digital Customer Experience	$213,277	$136,562
Content Security	79,122	57,614
AI Operations	40,494	22,653

Service Revenue	$332,893	$216,829

The following table presents the breakdown of the Company’s revenues by service offering:

	Year ended December 31, 2020	Year ended December 31, 2019
(in thousands)
Digital Customer Experience	$300,424	$206,471
Content Security	127,657	104,259
AI Operations	49,965	48,951

Service Revenue	$478,046	$359,681

Summary of breakdown of revenue by geographical location	The following table presents the breakdown of the Company’s revenues by geographical location, based on where the services are provided from:

	Six months ended June 30,
(in thousands)	2021	2020
Philippines	$180,259	$118,716
United States	109,687	84,074
Rest of World	42,947	14,039

Service Revenue	$332,893	$216,829

The following table presents the breakdown of the Company’s revenues by geographical location, based on where the services are provided from:

	Year ended December 31, 2020	Year ended December 31, 2019
(in thousands)
Philippines	$267,687	$208,983
United States	171,476	132,962
Rest of World	38,883	17,736

Service Revenue	$478,046	$359,681